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                           COLUMBIA FUNDS SERIES TRUST
                           COLUMBIA CASH RESERVES FUND
                                  (THE "FUND")

                                 MARSICO SHARES

                       SUPPLEMENT DATED SEPTEMBER 22, 2006
                      TO PROSPECTUSES DATED AUGUST 1, 2006

      Effective immediately, the prospectuses for all share classes of the Fund are hereby supplemented as follows:

      o Under the heading "Buying, selling and exchanging shares," the reference to "the Marsico Focused Equities Fund" is changed to "the Marsico Focus Fund."


INT-47/113562-0906